COMMITMENTS AND CONTINGENCIES (Details Narrative)	Sep. 30, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Future minimum capital expenditures on construction in progress	$ 728,470
Future minimum capital expenditures on construction in progress next twelve months	$ 196,809